INCOME TAXES 4 (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 34	$ 39
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	6	8
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 28	$ 31